Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of loss per share

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Loss for the year	$(295,053)	$(709,594)	$(408,265)
Weighted average number of shares outstanding	57,169,253	54,381,371	51,075,827
Basic and diluted (loss) per share (in $)	$(5.16)	$(13.05)	$(7.99)